Schedule of Cash Flows for the Operating Leases (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Amortization of right-of-use assets	$ 65	$ 88	$ 111	$ 145
Change in operating lease liability	$ (53)	$ (71)	(87)	(83)
Supplemental non-cash amounts of lease liabilities arising from obtaining right-of-use assets				$ 81